Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

Note 8 — INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2025	December 31, 2024

Income tax payable	$67,367	$-
Total taxes payable	$67,367	$-

BVI

AIOS Tech Inc., formerly known as Nisun International, Hebron Technology, was incorporated in the BVI and is not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nami HK and YD Network are the companies registered in Hong Kong and subject to a corporate income tax rate of 8.25% on the first HK$2 million of profits and the remaining profits will be taxed at 16.5% if revenue is generated in Hong Kong. HK$3,934,608 profit before income tax was generated in Hong Kong for the years ended December 31, 2025.